Principal subsidiaries	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Principal subsidiaries	Principal subsidiaries
The significant judgements used in applying this policy are set out below.
Accounting for investment in subsidiaries
In the individual financial statements of Barclays PLC, investments in subsidiaries are stated at cost less impairment.
Principal subsidiaries for the Group are set out below. This includes those subsidiaries that are most significant in the context of the
Group’s business, results or financial position.

	Principal place of business or incorporation		Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
Company name		Nature of business	%	%	%
Barclays Bank PLC	United Kingdom	Banking, holding company	100	1	—
Barclays Bank UK PLC	United Kingdom	Banking, holding company	100	—	—
Barclays Bank Ireland PLC	Ireland	Banking	100	—	—
Barclays Execution Services Limited	United Kingdom	Service company	100	—	—
Barclays Capital Inc.	United States	Securities dealing	100	—	—
Barclays Capital Securities Limited	United Kingdom	Securities dealing	100	—	—
Barclays Securities Japan Limited	Japan	Securities dealing	100	—	—
Barclays US LLC	United States	Holding company	100	—	—
Barclays Bank Delaware	United States	Credit card issuer	100	—	—
The country of registration or incorporation is also the principal area of operation of each of the above subsidiaries.
Ownership interests are in some cases different to voting interests due to the existence of non-voting equity interests, such as preference shares. Refer to Note 29 for more information.
Determining whether the Group has control of an entity is generally straightforward based on ownership of the majority of the voting capital. However, in certain instances, this determination will involve judgement, particularly in the case of structured entities where voting rights are often not the determining factor in decisions over the relevant activities. This judgement will involve assessing the purpose and design of the entity. It will also often be necessary to consider whether the Group, or another involved party with power over the relevant activities, is acting as a principal in its own right or as an agent on behalf of others.
There is also often considerable judgement involved in the ongoing assessment of control over structured entities. In this regard, where market conditions have deteriorated such that the other investors’ exposures to the structure’s variable returns have been substantively eliminated, the Group may conclude that the managers of the structured entity are acting as its agent and therefore will consolidate the structured entity.
An interest in equity voting rights exceeding 50% would typically indicate that the Group has control of an entity. Until 25 October 2024
Palomino Limited was excluded from consolidation despite the Group holding 100% of the voting rights as it was managed by an external counterparty and the Group was not exposed to its variable returns. Following the termination of the management agreement, as from 26 October 2024 the entity is now fully consolidated.

		Percentage of voting rights held	Equity shareholders' funds	Retained profit for the year
Company name	Country of registration or incorporation	%	£m	£m
Palomino Limited	Cayman Islands	100	—	—
Interests relating to the entity are included in Note 34 for the year ended 31 December 2023.
Significant restrictions
As is typical for a group of its size and international scope, there are restrictions on the ability of Barclays PLC to obtain distributions of capital, access the assets or repay the liabilities of members of its Group due to the statutory, regulatory and contractual requirements of its subsidiaries and due to the protective rights of non-controlling interests. These are considered below.
Regulatory requirements
Barclays’ principal subsidiary companies have assets and liabilities before intercompany eliminations of £2,015bn (2023: £2,022bn) and
£1,919bn (2023: £1,927bn) respectively. Certain of these assets and liabilities are subject to prudential regulation and regulatory capital requirements in the countries in which they are regulated. These require entities to maintain minimum capital levels which cannot be returned to the parent company, Barclays PLC, on a going concern basis.
In order to meet capital requirements, subsidiaries may issue certain equity-accounted and debt-accounted financial instruments and non-equity instruments such as Tier 1 and Tier 2 capital instruments and other forms of subordinated liabilities. Refer to Note 26 and
Note 27 for particulars of these instruments. These instruments may be subject to cancellation clauses or preference share restrictions that would limit the ability of the entity to repatriate the capital on a timely basis.
Liquidity requirements
Regulated subsidiaries of the Group are required to meet applicable PRA or local regulatory requirements pertaining to liquidity. The regulated subsidiaries include Barclays Bank PLC and Barclays Capital Securities Limited (which are regulated on a combined basis under a Domestic Liquidity Sub-Group (DoLSub) arrangement), Barclays Bank UK PLC, Barclays Bank Ireland PLC, Barclays Capital Inc.
and Barclays Bank Delaware. Refer to the Liquidity risk section for further details of liquidity requirements, including those of the Group’s significant subsidiaries.
Statutory requirements
The Group’s subsidiaries are subject to statutory requirements not to make distributions of capital and unrealised profits and generally to maintain solvency. These requirements restrict the ability of subsidiaries to make remittances of dividends to Barclays PLC, the ultimate parent, except in the event of a legal capital reduction or liquidation. In most cases, the regulatory restrictions referred to above exceed the statutory restrictions.
Asset encumbrance
The Group uses its financial assets to raise finance in the form of securitisations and through the liquidity schemes of central banks, as well as to provide security to the UK Retirement Fund. Once encumbered, the assets are not available for transfer around the Group.
The assets typically affected are disclosed in Note 37.
Other restrictions
The Group is required to maintain cash balances with central banks and other regulatory authorities, and these amounted to £2,945m
(2023: £3,758m).